Selling, General and Administrative Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Personnel expenses	¥ 31,363	¥ 35,263	¥ 93,032	¥ 98,998
Selling expenses	5,015	4,238	11,929	12,089
Administrative expenses	11,737	13,220	34,809	37,499
Depreciation of office facilities	817	717	2,389	2,113
Total	¥ 48,932	¥ 53,438	¥ 142,159	¥ 150,699